Shareholders' capital	12 Months Ended
Dec. 31, 2021
Shareholders' capital
Shareholders' capital

11. Shareholders’ capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2021		2020
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	158,724	4,181,160	156,290	4,119,031
Shares issued for the Dividend Reinvestment Plan	—	—	619	8,277
Vesting of equity based awards	2,385	49,922	1,103	49,188
Shares issued for equity based compensation	911	8,365	415	3,203
Share-settled dividends on vested equity based awards	241	2,326	297	1,461
Balance at December 31	162,261	4,241,773	158,724	4,181,160

Vermilion is authorized to issue an unlimited number of common shares with no par value.

Dividends declared to shareholders for the year ended December 31, 2021 were $— million or $0.00 per common share (2020 - $90.1 million or $0.58 per common share).

Subsequent to December 31, 2021 Vermilion declared a dividend of $0.06 per share to be paid April 18, 2022.